Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

(1) Basis of Presentation and Summary of Significant Accounting Policies

(a) Description of Business

Stabilis Energy, LLC is a Texas Limited liability company (“the Company”) formed in 2013 to produce, market, and sell liquefied natural gas (“LNG”). The Company also resells liquefied natural gas from third parties and provides services, transportation, and equipment to customers.

The Company is a supplier of LNG to the industrial, midstream, and oilfield sectors in North America and provides turnkey fuel solutions to help industrial users of diesel and other crude-based fuel products convert to LNG, resulting in reduced fuel costs and improved environmental footprint. The Company opened a 120,000 gallons per day (“gpd”) LNG production facility in George West, Texas in January 2015 to service industrial and oilfield customers in Texas and the greater Gulf Coast region. The Company owns a second liquefaction plant capable of producing 25,000 gpd that is being relocated to the Permian Basin to support LNG demand in this region. The Company is vertically integrated from LNG production through distribution and cryogenic equipment rental.

On February 28, 2017, the Company acquired Prometheus Energy Group Incorporated (“Prometheus”) in a transaction between entities under common control and Prometheus became an 80% owned subsidiary of the Company. Because the entities are under common control, the assets and liabilities of Prometheus were transferred to the Company at their historic cost (see Note (4) Acquisition of PEG Partners, LLC for further discussion).

Prometheus markets and distributes LNG for off road, high horsepower applications. Prometheus provides LNG and service solutions to users in the oil and gas, mining, remote and temporary power, utility, mobile on-site refueling, processing and other industrial markets as a low-cost fuel source for operations in North America. Prometheus owns and utilizes a fleet of cryogenic transportation, storage and vaporization trailers and related equipment. Prometheus business includes logistics, delivery, on-site storage and vaporization, operation, project management and maintenance services for its customers. Prometheus primarily provides LNG fuel supply solutions for off-pipeline fuel users to multiple industrial markets as a replacement of oil derived fuels such as diesel and propane. Prometheus supplies its contracted customers with LNG from third party suppliers.

On November 28, 2018, the Company’s members and related party creditors entered into a two-step Contribution and Exchange Agreement to form LNG Investment Company, LLC (“LNG Investment”) and restructure the capitalization of the Company. On November 30, 2018, the members contributed 1,000 membership units in the Company to LNG Investment in exchange for 2,000 Class B units in LNG Investment. The contribution and exchange of units resulted in the Company becoming a wholly owned subsidiary of LNG Investment. Subsequently, the related party creditors of the Company and holders of an aggregate net carrying amount of $48.7 million of indebtedness, each contributed their individual indebtedness to LNG Investment in exchange for Class A units in proportion to their percentage of indebtedness in total. An aggregate of 4,874.28 Class A units were issued by LNG Investment to the related party creditors of the Company (see Note (11) Members Equity for further discussion).

On December 17, 2018, the Company entered into a definitive share exchange agreement with American Electric Technologies, Inc. (“AETI”) to enter into a business combination transaction. At the closing, the Company’s owners will contribute 100% of their outstanding membership units to AETI in exchange for AETI common stock resulting in the Company and its subsidiaries becoming a wholly-owned subsidiary of AETI. The proposed transaction has been approved by the board of directors of AETI and the Company’s owners, and will be submitted to the shareholders of AETI for approval of the issuance of AETI common stock in connection with the transaction and other transaction-related matters at a Special Meeting of Shareholders. The transaction is expected to close during the second quarter of 2019, subject to customary closing conditions.

(b) Basis of Presentation and Consolidation

The consolidated financial statements of the Company are prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries Stabilis Energy Services, LLC, and Stabilis Oilfield Investment Company, LLC as of and for the years ended December 31, 2018 and 2017.

In 2014, the Company acquired a 50% beneficial interest in Stabilis LNG Eagle Ford, LLC (“LNG EF”) and Stabilis FHR Oilfield LNG, LLC (“FHR”). Management determined that the 50% beneficial interest provided the Company significant influence but not a controlling financial interest. Through May 19, 2017, the Company reported its share of income or loss from its 50% interest in LNG EF and FHR using the equity method of accounting. On May 19, 2017, the Company acquired the remaining 50% interests in LNG EF and FHR. Accordingly, after the purchase date all income and expense items from the date of purchase forward have been consolidated (see Note (3) Step Acquisition of Equity Interests for further discussion).

On March 1, 2018, JCH Crenshaw Holdings, LLC (“JCH”) assigned its membership interest in PEG Partners, LLC, (“PEG”) to the Company. PEG, a Delaware Limited Liability Company, owns Prometheus. Management determined that JCH (which, along with its affiliates, controls Stabilis) gained control of PEG on February 28, 2017, when it obtained a non-voting interest in PEG and an option to convert that non-voting interest into a majority voting interest. The Company accounted for the acquisition of PEG as a combination of entities under common control at historical cost. Accordingly, all accounts of Prometheus as of and for the period since the date JCH obtained control of PEG through December 31, 2018 have been consolidated accordingly.

All significant intercompany transactions and balances have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40), effective January 1, 2017, which requires the Company to make certain disclosures if it concludes that there is substantial doubt about the entity’s ability to continue as a going concern within one year from the date of the issuance of these financial statements. The Company has incurred recurring operating losses and has negative working capital. The Company is subject to substantial business risks and uncertainties inherent in the current LNG industry. There is no assurance that the Company will be able to generate sufficient revenues in the future to sustain itself or to support future growth.

These factors were reviewed by management to determine if there was substantial doubt as to the Company’s ability to continue as a going concern. Management concluded that its plan to address the Company’s liquidity issues would allow it to continue as a going concern. Those plans include projected positive cash flows from operations, the conversion of the majority of its existing debt to equity, and the majority member’s intent and ability to support operations if required.

Cash flows from operations have continued to improve due to sales volumes and reduced operating costs. Management believes that its business will continue to grow and will generate sufficient cash flows to fund future operations.

On November 30, 2018, related party debt holders converted $48.7 million of debt to equity to improve the Company’s financial position and reduce its future debt service requirements. Additionally, in August 2017 the Company negotiated an amendment to its promissory note to Chart Industries. This amendment reduced and extended its mandatory debt service payments to provide future payments that management believes are sustainable based on current and projected operating performance.

(c) Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates include the carrying amount of contingencies, and valuation allowances for receivables, inventories, and deferred income tax assets. Actual results could differ from those estimates, and these differences could be material to the consolidated financial statements.

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less, when purchased, to be cash and cash equivalents. Cash equivalents consist principally of money market accounts held with major financial institutions. The Company is exposed to credit risk from its deposits of cash and cash equivalents in excess of amounts insured by the Federal Deposit Insurance Corporation. The company has not experienced any losses on its deposits of cash and cash equivalents.

(e) Accounts Receivable

Accounts receivable are recognized when products are sold. The Company extends credit to many of its customers in the ordinary course of business. Generally, these sales are unsecured.

Accounts receivable are stated at cost, net of any allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make required payments. The Company reviews the accounts receivables on a periodic basis and makes allowances where there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. At December 31, 2018 and 2017, management believed all balances were fully collectible such that no allowance for doubtful accounts was deemed necessary.

(f) Inventories

Inventory consists of LNG produced that is either (1) in a storage container at our plant or (2) in a storage trailer that is in transit to a customer. Inventory quantities are measured at each reporting period and are valued at the lower of cost or market, determined on a first-in, first-out basis.

(g) Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Significant additions, renewals, and capital improvements are capitalized, whereas expenditures for maintenance and repairs are charged to expense as incurred. Leasehold improvements are amortized over the shorter of the applicable remaining lease term or the estimated useful life of the related assets. The cost and related accumulated depreciation of assets retired or sold are removed from the appropriate asset and depreciation accounts, and the resulting gain or loss is reflected in income. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Liquefaction plants and systems	10 – 20 years
Real property and buildings	10 – 15 years
Vehicles and tanker trailers and equipment	5 – 15 years
Computer and office equipment	3 – 10 years
Leasehold improvements	3 – 5 years

(h) Long-Lived Assets

Long lived assets, such as property, plant, and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flows basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flows models, quoted market values and third-party independent appraisals, as considered necessary.

(i) Asset Retirement Obligations

The Company recognizes the fair value of the liability associated with an asset retirement obligation in the period in which the liability is incurred or becomes reasonably estimable and if there is a legal obligation to restore or remediate the property at the end of a lease term. Asset retirement obligations are based upon future retirement cost estimates and incorporate certain assumptions, such as costs to restore the property and any salvage value. Management does not believe the Company had any material asset retirement obligations at December 31, 2018 or 2017.

(j) Revenue Recognition

The Company recognizes revenue associated with the sale of LNG at the point in time when the customer obtains control of the asset. In evaluating when a customer has control of the asset, the Company primarily considers whether the transfer of legal title and physical delivery has occurred, whether the customer has significant risks and rewards of ownership, and whether the customer accepted delivery and a right of payment exists. Revenues from the providing of services, transportation and equipment to customers is recognized as the service is performed (see Note (2) Revenue Recognition for further discussion).

(k) Income Taxes

The Company, with the consent of all of its members, elected to be treated as a corporation for federal income tax reporting purposes. Deferred income taxes are accounted for under the asset-and-liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded when it is more likely than not that the net deferred tax asset will not be realized.

The Company recognizes the tax benefit or obligation from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based not only on the technical merits of the tax position based on tax law, but also past administrative practices and precedents of the taxing authority. The tax benefits or obligations are recognized in the financial statements if there is a greater than 50% likelihood of the tax benefit or obligation being realized upon ultimate resolution. As of December 31, 2018 and 2017, the Company had no uncertain tax positions that required recognition.

The Company files income tax returns in the United States of America and in the state of Texas. With few exceptions, the Company is subject to examination by the applicable taxing authorities for years after 2014.

(l) Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(m) Fair Value Measurements

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in the fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels in accordance with U.S. GAAP:

Level 1 Inputs—Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs—Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs—Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby, allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The carrying value of cash and cash equivalents, accounts receivable, inventory, accounts payable and accrued liabilities approximate their respective fair values due to their relative short maturities. The carrying value of the Company’s notes payable and capital lease obligations approximates fair value because the related interest rates approximate rates currently available to the Company.

Nonfinancial assets and liabilities measured at fair value on a nonrecurring basis include certain nonfinancial assets and liabilities acquired in a business combination. In determining fair value, the Company uses quoted market prices or, to the extent that there are no available quoted market prices, market prices for similar assets or liabilities.

(o) Recent Accounting Pronouncements

In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements. ASU No. 2018-11 provides entities with an additional (and optional) transition method to adopt the new lease standard. Under this new transition method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, an entity’s reporting for the comparative periods presented in the financial statements in which it adopts the new leases standard will continue to be in accordance with current U.S. GAAP (Topic 840, Leases). ASU No. 2018-11 also provide lessors with a practical expedient, by class of underlying asset, to not separate non-lease components from the associated lease component and, instead, to account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606) and certain criteria are met: If the non-lease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with Topic 606. Otherwise, the entity must account for the combined component as an operating lease in accordance with Topic 842. The amendments in ASU No. 2018-11 are effective at the same time as the amendments in ASU No. 2016-02 discussed below.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business. ASU No. 2017-01 clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of a business or as acquisitions (or disposals) of assets. ASU No. 2017-01 is effective for annual periods beginning after December 15, 2018, with early adoption permitted under certain circumstances. The amendments of ASU No. 2017-01 were adopted by the Company in 2018 and will be applied prospectively.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which requires lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date: (1) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of- use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Under ASU No. 2016-02, lessor accounting is largely unchanged. ASU No. 2016-02 is effective for fiscal years beginning after December 15, 2019 with early application permitted. Lessees and lessors must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases expiring before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. Management is currently reviewing the Company’s various leases to identify those affected by ASU No. 2016-02.

In May 2014, the FASB ASU No. 2014-09, Revenue from Contracts with Customers. ASU No. 2014-09 requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. An entity should also disclose sufficient quantitative and qualitative information to enable users of the financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The new standard is effective for annual reporting periods beginning after December 15, 2018. The Company adopted the provisions of ASU No. 2014-09 as of January 1, 2018 and the adoption did not have a material effect on the consolidated financial statements.